Income Taxes - Summary of Deferred Tax Assets and Liabilities (Detail) $ in Thousands	Dec. 30, 2014 USD ($)
Deferred tax assets
Accrued liabilities	$ 99
Deferred income	801
Deferred rent	411
Tax Receivable Agreement-imputed interest	1,116
Goodwill and intangibles	14,188
Net operating losses	536
Total deferred tax assets	17,151
Deferred tax liabilities
Property and equipment	(2,488)
Prepaids	(153)
Other	(146)
Total deferred tax liabilities	(2,787)
Net deferred tax assets	$ 14,364